Average Annual Total Returns (Invesco Small Cap Growth Fund)	12 Months Ended
	May 02, 2011
Summary - Invesco Small Cap Growth Fund, Class A B C R Y And Investor | S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Summary - Invesco Small Cap Growth Fund, Class A B C R Y And Investor | Russell 2000 Growth Index
Average Annual Total Returns
Label	Russell 2000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	29.09%
5 Years	5.30%
10 Years	3.78%
Summary - Invesco Small Cap Growth Fund, Class A B C R Y And Investor | Lipper Small-Cap Growth Funds Index
Average Annual Total Returns
Label	Lipper Small-Cap Growth Funds Index:
1 Year	26.08%
5 Years	3.92%
10 Years	2.58%
Return Before Taxes | Class A, Invesco Small Cap Growth Fund
Average Annual Total Returns
Column	Class A: Inception (10/18/95)
Label	Return Before Taxes
1 Year	19.32%
5 Years	4.59%
10 Years	2.26%
Inception Date	Oct. 18, 1995
Return Before Taxes | Class B, Invesco Small Cap Growth Fund
Average Annual Total Returns
Column	Class B: Inception (10/18/95)
1 Year	20.33%
5 Years	4.65%
10 Years	2.22%
Inception Date	Oct. 18, 1995
Return Before Taxes | Class C, Invesco Small Cap Growth Fund
Average Annual Total Returns
Column	Class C: Inception (05/03/99)
1 Year	24.37%
5 Years	4.97%
10 Years	2.06%
Inception Date	May 03, 1999
Return Before Taxes | Class R, Invesco Small Cap Growth Fund
Average Annual Total Returns
Column	Class R: Inception (06/03/02)	[1]
1 Year	25.98%
5 Years	5.51%
10 Years	2.59%
Inception Date	Jun. 03, 2002
Return Before Taxes | Class Y, Invesco Small Cap Growth Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08)	[2]
1 Year	26.56%
5 Years	5.88%
10 Years	2.89%
Inception Date	Oct. 03, 2008
Return Before Taxes | Class Investor, Invesco Small Cap Growth Fund
Average Annual Total Returns
Column	Investor Class: Inception (04/07/06)	[2]
1 Year	26.27%
5 Years	5.76%
10 Years	2.83%
Inception Date	Apr. 07, 2006
Return After Taxes on Distributions | Class A, Invesco Small Cap Growth Fund
Average Annual Total Returns
Column	Class A: Inception (10/18/95)
Label	Return After Taxes on Distributions
1 Year	19.32%
5 Years	3.86%
10 Years	1.78%
Inception Date	Oct. 18, 1995
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Small Cap Growth Fund
Average Annual Total Returns
Column	Class A: Inception (10/18/95)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	12.56%
5 Years	3.85%
10 Years	1.87%
Inception Date	Oct. 18, 1995

[1]	Class R shares performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares and Investor Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.